Goldman Sachs Emerging Markets Equity Fund Annual Fund Operating Expenses - Class P Shares [Member] - Goldman Sachs Emerging Markets Equity Fund	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Class P Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	1.11%
Fee Waiver or Reimbursement	(0.09%)	[1]
Net Expenses (as a percentage of Assets)	1.02%

[1]	The Investment Adviser has agreed to waive a portion of its management fee payable by the Fund in order to achieve an effective net management fee rate of 0.90% as an annual percentage of the Fund’s average daily net assets. These arrangements will remain in effect through at least February 28, 2027, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.